Janus Henderson Flexible Bond Portfolio Expense Example - Service Shares [Member] - Janus Henderson Flexible Bond Portfolio - Service Shares	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 84
Expense Example, with Redemption, 3 Years	277
Expense Example, with Redemption, 5 Years	486
Expense Example, with Redemption, 10 Years	$ 1,090